Restatement of Previously Issued Financial Statements - Schedule Of Condensed Balance Sheet (Detail) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 13, 2020	Dec. 31, 2019	Sep. 08, 2019
Ordinary shares
Additional Paid in Capital	$ 0								$ 24,310
Retained Earnings (Accumulated Deficit)	(28,070,871)			(43,521,059)					(22,966)
Total shareholders' (deficit) equity	(28,070,181)	$ (33,625,224)	$ (31,749,165)	$ (43,520,369)	$ (33,828,392)	$ (22,580,703)	$ (24,027,198)		$ 2,034
Number of shares subject to redemption				22,747,963
As Reported
Class A ordinary share subject to possible redemption		237,374,770	239,250,830
Additional Paid in Capital		5,633,547	3,757,506		5,836,708	(5,410,869)	(3,964,388)	$ 8,998,141
Retained Earnings (Accumulated Deficit)		(634,617)	1,241,442		(837,785)	10,409,904	8,963,409	(3,999,245)
Total shareholders' (deficit) equity		$ 5,000,006	$ 5,000,005		$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,005
Number of shares subject to redemption		23,737,477	23,925,083		23,717,161	24,841,930	24,697,762	23,405,224
As Adjustment
Class A ordinary share subject to possible redemption		$ 38,625,230	$ 36,749,170
Additional Paid in Capital		(5,633,547)	(3,757,506)		$ (5,836,708)	$ 5,410,869	$ 3,964,388	$ (8,998,141)
Retained Earnings (Accumulated Deficit)		(32,991,297)	(32,991,297)		(32,991,297)	(32,991,297)	(32,986,480)	(32,949,204)
Total shareholders' (deficit) equity		$ (38,625,230)	$ (36,749,170)		$ (38,828,393)	$ (27,580,704)	$ (29,022,382)	$ (41,947,764)
Number of shares subject to redemption		3,862,523	3,674,917		3,882,839	2,758,070	2,902,238	4,194,776
As Restated
Class A ordinary share subject to possible redemption		$ 276,000,000	$ 276,000,000
Retained Earnings (Accumulated Deficit)		(33,625,914)	(31,749,855)		$ (33,829,082)	$ (22,581,393)	$ (24,023,071)	$ (36,948,449)
Total shareholders' (deficit) equity		$ (33,625,224)	$ (31,749,165)		$ (33,828,392)	$ (22,580,703)	$ (24,022,381)	$ (36,947,759)
Number of shares subject to redemption		27,600,000	27,600,000		27,600,000	27,600,000	27,600,000	27,600,000
Ordinary shares Class A
Class A ordinary share subject to possible redemption	276,000,000			$ 276,000,000
Ordinary shares	$ 0
Total shareholders' (deficit) equity
Number of shares subject to redemption	27,600,000			27,600,000					0
Ordinary shares Class A | As Reported
Class A ordinary share subject to possible redemption					$ 237,171,607	$ 248,419,296	$ 246,977,618	$ 234,052,236
Ordinary shares		$ 386	$ 367		388	276	290	419
Ordinary shares Class A | As Adjustment
Class A ordinary share subject to possible redemption					38,828,393	27,580,704	29,022,382	41,947,764
Ordinary shares		$ (386)	$ (367)		(388)	(276)	(290)	(419)
Ordinary shares Class A | As Restated
Class A ordinary share subject to possible redemption					$ 276,000,000	$ 276,000,000	$ 276,000,000	$ 276,000,000